Phoenix Duff & Phelps Institutional Mutual Funds
                     Real Estate Equity Securities Portfolio
       Supplement dated July 24, 1998 to the Prospectus dated May 1, 1998


How to Buy Shares

The following should be inserted at the end of the fourth paragraph following the heading "How to Buy Shares" located on page 12 of the Prospectus.

         Equity Planning may pay broker-dealers and financial institutions exempt from registration pursuant to the Securities Exchange Act of 1934, as amended, and related regulations ("exempt financial institutions"), from its own profits and resources, a percentage of the net asset value of any shares sold as set forth below.

       Purchase Amount                                    Payment Amount
       ---------------                                    --------------
       $0 to $5,000,000                                   0.50%
       $5,000,001 to $10,000,000                          0.25%
       $10,000,001 or more                                0.10%

                Phoenix Duff & Phelps Institutional Mutual Funds
                              Core Equity Portfolio
      Supplement dated July 24, 1998 to the Prospectus dated April 14, 1998


How to Buy Shares

The following should be inserted at the end of the fourth paragraph following the heading "How to Buy Shares" located on page 12 of the Prospectus.

         Equity Planning may pay broker-dealers and financial institutions exempt from registration pursuant to the Securities Exchange Act of 1934, as amended, and related regulations ("exempt financial institutions"), from its own profits and resources, a percentage of the net asset value of any shares sold as set forth below.

       Purchase Amount                                    Payment Amount
       ---------------                                    --------------
       $0 to $5,000,000                                   0.50%
       $5,000,001 to $10,000,000                          0.25%
       $10,000,001 or more                                0.10%